Financial asset - current	3 Months Ended
Mar. 31, 2024
Investment in financial asset
Financial asset - current

6. Financial asset – current

This current financial asset relates to a term deposit with an initial maturity longer than 3 months but less than 12 months and does not qualify as a cash equivalent. The deposit is held at a bank with an investment grade credit rating. Short-term credit ratings must be rated A-1/P-1/F1 at a minimum by at least one of the NRSROs specifically Moody’s, Standard & Poor’s or Fitch.

	March 31,	December 31,
	2024	2023
	€1,000	€1,000
Term deposit	17,000	—
	17,000	—